Fixed Assets - Advances for vessels under construction - related party (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Advances for vessels under construction - related party (Notes 5, 6)	$ 54,000	$ 174,400
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as at beggining of period	174,400	24,000
Transfer to vessels, net	(120,400)	(24,000)
Advances for vessels under construction - related party (Notes 5, 6)		174,400
Balance as at end of period	$ 54,000	$ 174,400